Securities - Contractual Maturity Data for Investment Securities (Detail) - USD ($) $ in Thousands	Mar. 31, 2017	Mar. 31, 2016
Investment Holdings [Line Items]
Available for sale, Amortized Cost	$ 4,472	$ 9,460
Held to maturity, Amortized Cost	310,913	347,871
Available for sale, Fair Value	4,435	9,591
Held to maturity, Fair Value	311,509	356,320
Mortgage-Backed Securities [Member]
Investment Holdings [Line Items]
Available for sale, Due after five through ten years, Amortized Cost	1,253	1,703
Available for sale, Due after ten years, Amortized Cost	3,219	7,757
Held to maturity, Due after one through five years, Amortized Cost	14,549	15,163
Held to maturity, Due after five through ten years, Amortized Cost	90,018	76,649
Held to maturity, Due after ten years, Amortized Cost	147,509	175,746
Held to maturity, Amortized Cost	252,076	267,558
Available for sale, Due after five through ten years, Fair Value	1,243	1,710
Available for sale, Due after ten years, Fair Value	3,192	7,881
Held to maturity, Due after one through five years, Fair Value	14,424	15,232
Held to maturity, Due after five through ten years, Fair Value	90,252	78,391
Held to maturity, Due after ten years, Fair Value	148,040	181,534
Held to maturity, Fair Value	252,716	275,157
Debt Securities [Member]
Investment Holdings [Line Items]
Held to maturity, Due one year or less, Amortized Cost	17,963	30,653
Held to maturity, Due after one through five years, Amortized Cost	27,766	27,249
Held to maturity, Due after five through ten years, Amortized Cost	12,625	21,903
Held to maturity, Due after ten years, Amortized Cost	483	508
Held to maturity, Amortized Cost	58,837	80,313
Held to maturity, Due one year or less, Fair Value	17,973	30,742
Held to maturity, Due after one through five years, Fair Value	27,973	27,348
Held to maturity, Due after five through ten years, Fair Value	12,383	22,540
Held to maturity, Due after ten years, Fair Value	464	533
Held to maturity, Fair Value	$ 58,793	$ 81,163